Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue - Disaggregation
Uranium Fuel services Other Total
Customer geographical region
Americas $ 806,915 $ 289,028 $ 20,025 $ 1,115,968
Europe 284,602 52,112 2,769 339,483
Asia 388,629 23,923 - 412,552
$ 1,480,146 $ 365,063 $ 22,794 $ 1,868,003
Contract type
Fixed-price $ 478,552 $ 355,479 $ 22,794 $ 856,825
Market-related 1,001,594 9,584 - 1,011,178
$ 1,480,146 $ 365,063 $ 22,794 $ 1,868,003
Uranium Fuel services Other Total
Customer geographical region
Americas $ 547,257 $ 287,802 $ 12,769 $ 847,828
Europe 218,879 77,110 2,945 298,934
Asia 288,857 39,365 - 328,222
$ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Contract type
Fixed-price $ 307,858 $ 384,065 $ 11,421 $ 703,344
Market-related 747,135 20,212 4,293 771,640
$ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984

Revenue - Contract liabilities	2022 2021 Beginning of year $ 23,316 $ 14,382 Additions 45,978 16,531 Recognized in revenue (2,463) (7,596) Effect of movements in exchange rates 14 (1) End of year $ 66,845 $ 23,316
Revenue - Remaining performance obligations
2023 2024 2025 2026 2027 Thereafter Total
Uranium $ 556,122 $ 629,675 $ 627,534 $ 237,052 $ 238,354 $ 622,034 $ 2,910,771
Fuel services 339,355 355,915 329,091 244,236 235,089 1,016,232 2,519,918
Total $ 895,477 $ 985,590 $ 956,625 $ 481,288 $ 473,443 $ 1,638,266 $ 5,430,689